Strategic Alliance Agreement with Taurus Financial Partners, LLC	9 Months Ended
Sep. 30, 2014
Notes to Financial Statements
Strategic Alliance Agreement with Taurus Financial Partners, LLC

NOTE 8 – Strategic Alliance Agreement with Taurus Financial Partners, LLC

On June 21, 2013 the Company entered into a Strategic Alliance Agreement with Taurus Financial Partners, LLC (“Taurus”).  Under this Strategic Alliance Agreement the Company was granted the exclusive right to participate in Taurus’s future Registered Spin-Off transactions.

In a typical Registered Spin-Off transaction, the Company will acquire between 10 – 15% of an operating business that is in the process of “going public” on the OTC Bulletin Board.  Taurus will then register these shares with the Securities and Exchange Commission (“SEC”).  Once Taurus has registered these shares with the SEC, the Company will “spin-off” approximately one-third of them to its then stockholders in the form of a special stock dividend.

Stream Flow Media, Inc.

On December 2, 2013 the Company entered into its first Registered Spin-Off transaction pursuant to the Strategic Alliance Agreement with Stream Flow Media, Inc., a Colorado corporation (“Stream Flow”).  As per the terms of this transaction, Stream Flow issued 20,000,000 shares of its common stock, $0.001 par value, to Blue Water, which represents approximately 20% of Stream Flow’s issued and outstanding shares of common stock as of November 13, 2014 in return for the Company agreeing to pay all of Stream Flow’s expenses related to obtaining a listing on the OTCBB.

Stream Flow is presently in the process of preparing and filing its Form 15c2-11 with FINRA to obtain its listing on the OTCBB.  Once Stream Flow obtains its listing on the OTCBB, and upon approval by both the SEC and FINRA, the Company will issue a special one-time stock dividend of approximately 25%, or 5,000,000, of its Stream Flow shares to its shareholders.  The remaining Stream Flow shares will be sold by the Company over an 18-24 month period with the net proceeds going towards financing new units of its Blue Water Bar & Grill™ restaurant concept and expanding the distribution and marking of its premium distilled spirits.

The Company accounts for its Stream Flow asset as Available-For-Sale (AFS) securities that are carried in the financial statements at fair value.  Changes in fair value are recorded in the financial statements as an unrealized gain (loss) in Other Comprehensive Income (OCI).

As of September 30, 2014 and December 31, 2013, the Company had accumulated $-0- in costs related to the Stream Flow shares and there were no observable inputs for a fair valuation.  Accordingly, the Company carried the Stream Flow shares at a $-0- valuation on the balance sheet for the periods.

Next Level Hockey, LLC

On September 5, 2014 the Company entered into a definitive agreement with Next Level Hockey, LLC (“Next Level”), a New Jersey limited liability company.  As per the terms of this transaction, the Company will receive a net 15% equity interest in Next Level when it goes public on the OTCBB in return for the Company agreeing to pay all of Next Level’s expenses related to obtaining a listing on the OTCBB.

Next Level will convert from a limited liability company to a “C” corporation during the three months ending December 31, 2014 and will prepare and submit its initial Registration Statement on Form S-1 with the SEC during the three months ending March 31, 2015.

The Company accounts for its Next Level investment as Available-For-Sale (AFS) securities that are carried in the financial statements at fair value.  Changes in fair value are recorded in the financial statements as an unrealized gain (loss) in Other Comprehensive Income (OCI).

As of September 30, 2014, the Company had accumulated $-0- in costs related to the Next Level investment and there were no observable inputs for a fair valuation.  Accordingly, the Company carried the Next Level investment at a $-0- valuation on the balance sheet for the period.